                             CASH RESERVE PORTFOLIO
                              CASH MANAGEMENT CLASS

                       Supplement dated September 19, 2003
                     to the Prospectus dated August 1, 2003


The following information replaces in its entirety the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the paragraph under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary       Contact your financial intermediary.

                                        Redemption proceeds will be sent in
                                        accordance with the wire instructions
                                        specified in the account application
                                        provided to the transfer agent. The
                                        transfer agent must receive your
                                        financial intermediary's instructions
                                        before 3:30 p.m. Eastern Time in order
                                        to effect the redemption at that day's
                                        closing price.

By Telephone                            A person who has been authorized to
                                        make transactions in the account
                                        application may make redemptions by
                                        telephone. You must call the transfer
                                        agent before 3:30 p.m. Eastern Time in
                                        order to effect the redemption at that
                                        day's closing price.

By AIM LINK--Registered Trademark--     Place your redemption request via AIM
                                        LINK. The transfer agent must receive
                                        your redemption request normally before
                                        3:00 p.m. Eastern Time in order to
                                        effect the redemption at that day's
                                        closing price. Orders for shares places
                                        between 3:00 and 3:30 p.m. Eastern Time
                                        may only be transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

               We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-3 of the prospectus:

               "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

                             CASH RESERVE PORTFOLIO
                               INSTITUTIONAL CLASS

                       Supplement dated September 19, 2003
                     to the Prospectus dated August 1, 2003


The following information replaces in its entirety the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the paragraph under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary       Contact your financial intermediary.

                                        Redemption proceeds will be sent in
                                        accordance with the wire instructions
                                        specified in the account application
                                        provided to the transfer agent. The
                                        transfer agent must receive your
                                        financial intermediary's instructions
                                        before 3:30 p.m. Eastern Time in order
                                        to effect the redemption at that day's
                                        closing price.

By Telephone                            A person who has been authorized to
                                        make transactions in the account
                                        application may make redemptions by
                                        telephone. You must call the transfer
                                        agent before 3:30 p.m. Eastern Time in
                                        order to effect the redemption at that
                                        day's closing price.

By AIM LINK--Registered Trademark--     Place your redemption request via AIM
                                        LINK. The transfer agent must receive
                                        your redemption request normally before
                                        3:00 p.m. Eastern Time in order to
                                        effect the redemption at that day's
                                        closing price. Orders for shares placed
                                        between 3:00 and 3:30 p.m. Eastern Time
                                        may only be transmitted by telephone."
--------------------------------------------------------------------------------


The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

          "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

               We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-3 of the prospectus:

               "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

                             CASH RESERVE PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                       Supplement dated September 19, 2003
                     to the Prospectus dated August 1, 2003


The following information replaces in its entirety the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

     "Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the paragraph under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

     "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:30 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

     "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

          We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-3 of the prospectus:

          "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

                             CASH RESERVE PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                       Supplement dated September 19, 2003
                     to the Prospectus dated August 1, 2003


The following information replaces in its entirety the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the paragraph under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

              We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-3 of the prospectus:

              "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

                             CASH RESERVE PORTFOLIO
                                  RESERVE CLASS

                       Supplement dated September 19, 2003
                     to the Prospectus dated August 1, 2003


The following information replaces in its entirety the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the paragraph under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

              We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-3 of the prospectus:

              "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

                             CASH RESERVE PORTFOLIO
                                 RESOURCE CLASS

                       Supplement dated September 19, 2003
                     to the Prospectus dated August 1, 2003


The following information replaces in its entirety the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the paragraph under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:

--------------------------------------------------------------------------------
"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be
                                    transmitted by telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

              We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-3 of the prospectus:

              "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."

                             CASH RESERVE PORTFOLIO
                                   SWEEP CLASS

                       Supplement dated September 19, 2003
                     to the Prospectus dated August 1, 2003


The following information replaces in its entirety the first and second sentences of the second paragraph under the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - DIVIDENDS" on page 4 of the prospectus:

         "Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day."

The following information replaces in its entirety the paragraph under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed."

The following table replaces in its entirety the table appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - HOW TO REDEEM SHARES" on page A-2 of the prospectus:


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"Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application
                                    provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                        A person who has been authorized to make
                                    transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern
                                    Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark-- Place your redemption request via AIM LINK.
                                    The transfer agent must receive your
                                    redemption request normally before 3:00 p.m.
                                    Eastern Time in order to effect the
                                    redemption at that day's closing price.
                                    Orders for shares placed between 3:00 and
                                    3:30 p.m. Eastern Time may only be placed by
                                    telephone."
--------------------------------------------------------------------------------

The following information replaces in its entirety the first and second paragraphs under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - TIMING AND METHOD OF PAYMENT" on page A-2 of the prospectus:

              "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time.

              We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" of page A-3 of the prospectus:

              "The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The fund declares dividends on settled shares at 3:30 p.m. Eastern Time."